Leases (Details) - Schedule of Amounts Recognized in Net Loss - CAD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Amounts Recognized in Net Loss [Abstract]
Depreciation expense of right-of-use assets						$ 581,936	$ 610,941	$ 393,585
Interest expense on lease liabilities		$ 71,359	$ 81,934	$ 237,537	$ 319,294	401,229	551,291	303,390
Expense relating to short-term leases							16,649	56,614
Expense relating to leases of low-value assets							37,477	852
Variable lease payments							2,805	150,130
Gain on foreign exchange	$ (1,605,561)			$ (11,734)		(213,333)	(55,852)
Total amounts recognized in net loss						$ 769,832	$ 1,163,311	$ 904,571